Shareholder Fees {- Fidelity SAI Emerging Markets Low Volatility Index Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-11 | Fidelity SAI Emerging Markets Low Volatility Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none